SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 205,622	$ 198,871	$ 212,174
Gross profit:	188,060	177,729	188,635
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	200,082	193,419	202,684
Gross profit:	186,263	176,266	184,024
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4,924	4,933	8,232
Gross profit:	1,378	1,049	3,534
RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	616	519	1,258
Gross profit:	$ 419	$ 414	$ 1,077